Cover	Nov. 03, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	814-00754
Entity Registrant Name	SLR Investment Corp.
Entity Central Index Key	0001418076
Entity Tax Identification Number	26-1381340
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	500 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	993-1670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SLRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false